Advances for Vessels Acquisitions and Other Vessels' Costs	12 Months Ended
Dec. 31, 2019
Advances for Vessel Acquisitions and Other Vessels' Costs

4. Advances for Vessel Acquisitions and Other Vessels’ Costs

As discussed in Note 3, in November 2019, the Company acquired for a purchase price of $11,000 the entity Rongelap Shipping Company Inc., whose sole asset was a contract to acquire the tanker vessel “P. Fos” (ex “Virgo Sun”) for a total price of $26,000. The delivery of the vessel took place subsequent to the balance sheet date, in January 2020, and the Company paid the remaining $15,000 of the vessels’ MOA price through cash on hand and debt financing, as the Company drew down an amount of $14,000 from Nordea, pursuant to the respective amended and restated loan agreement terms (Notes 6, 7 and 14).

As at December 31, 2018, there were no advances for vessels’ acquisitions and other vessels’ costs. As at December 31, 2019, the amount presented in the accompanying consolidated balance sheets represents solely the advance deposits and other costs capitalized in connection with the prospective acquisition of the tanker vessel “P. Fos” (ex “Virgo Sun”), in accordance with the Company’s accounting policy, and is analyzed as follows:

	December 31, 2019	December 31, 2018
Advances for vessel acquisitions	$11,000	$-
Capitalized costs	17	-
Total	$11,017	$-